Condensed Consolidated Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Consolidated Statements of Income
Net sales	kr 64,047		kr 113,781		kr 229,347
Cost of goods sold	(2,385)		(2,999)
Gross profit	61,662		110,781		229,347
Research and development expenses	(96,290)	kr (75,020)	(209,633)	kr (165,097)	(357,485)
Marketing and selling expenses	(113,272)	(58,368)	(207,169)	(77,794)	(179,603)
Administrative expenses	(58,907)	(26,004)	(107,438)	(65,357)	(210,630)
Other operating income	336	383	1,101	383	259
Other operating expenses	(3,374)	(390)	(5,853)	(2,315)	(6,344)
Operating loss	(209,844)	(159,398)	(418,210)	(310,179)	(524,456)
Net financial income/(expenses)	17,754	(5,814)	14,686	8,793	11,083
Loss before income tax	(192,090)	(165,212)	(403,525)	(301,386)	(513,373)
Income tax	(339)	1,054	4,048	4,356	3,836
Loss for the period	(192,429)	(164,157)	(399,477)	(297,030)	(509,537)
Attributable to:
Equity holders of the Parent Company	kr (192,429)	(160,825)	kr (399,477)	(291,696)	(500,293)
Non-controlling interests		kr (3,332)		kr (5,334)	kr (9,244)
Loss per share
Loss per share before and after dilution (SEK)	kr (3.62)	kr (3.22)	kr (7.57)	kr (5.84)	kr (9.84)